Stock-Based Compensation	3 Months Ended
Nov. 30, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(7) Stock-Based Compensation

Equity Plans

The Company has established three equity plans: the Ceres, Inc. 2000 Stock Option/Stock Issuance Plan (2000 Plan), the Ceres, Inc. 2010 Stock Option/Stock Issuance Plan (2010 Plan) and the Amended and Restated Ceres, Inc. 2011 Equity Incentive Plan (2011 Plan, and collectively with the 2000 Plan and the 2010 Plan, the Equity Plans). The Equity Plans provide for grants of Incentive Stock Options (ISOs) to employees and Nonqualified Stock Options (NSOs), stock and restricted stock to employees, directors, and consultants. In addition, the 2011 Plan provides for the grant of other equity based awards such as restricted stock units, stock appreciation rights and deferred stock to employees, directors and consultants. The option term, as determined by the Company's Board of Directors, may not exceed ten years. Vesting, also determined by the Company's Board of Directors, generally occurs ratably over four to five years. ISOs and NSOs may be granted at a price per share of not less than the fair market value at the date of grant.

During September 2012, the Company modified options to purchase 403,333 shares of common stock that were scheduled to expire on December 18, 2012 by extending the terms such that the options now expire on December 18, 2015. A modification charge of $157 was recorded in September 2012.

The total number of shares reserved for issuance under the Equity Plans is 6,754,999. At the Company's 2013 Annual Meeting of Stockholders, the stockholders approved the amendment and restatement of the Ceres, Inc. 2011 Equity Incentive Plan, which increased the maximum aggregate number of shares that may be issued under the plan by 1.5 million shares and prohibits the repricing of stock options without stockholder approval. As of August 31, 2013 and November 30, 2013 (unaudited), the Company had 1,916,292 and 1,023,937 shares available under the 2011 Plan for future grant, respectively. The Company does not intend to make further grants under the 2000 Plan or the 2010 Plan.

Stock Option Valuation and Compensation

The Company uses a Black Scholes option pricing model to determine the fair value of stock options. The weighted average grant date fair value of stock option awards was $8.16, $10.40 and $2.64 per option share for 2011, 2012, and 2013, respectively. The weighted average grant date fair value of stock option awards was $4.24 and $0.94 for the three months ended November 30, 2012 and 2013 (unaudited), respectively. The weighted average grant date estimated fair value of the Company's common stock was, $11.97, $14.44 and $3.63 per share for 2011, 2012, and 2013, respectively. The weighted average grant date fair value of the Company's common stock was $5.83 and $1.31 per share for the three months ended November 30, 2012 and 2013 (unaudited), respectively.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year ended August 31,			Three Months Ended November 30,
	2011	2012	2013	2013
				(Unaudited)
Expected term (in years)	6.08-6.46	5.50-6.46	5.50-6.08	5.75-6.08
Expected volatility	70%-78%	78%-81%	87%-88%	86.3%-87.6%
Risk free interest rate	1.48%-2.44%	0.88%-1.35%	0.82%-1.96%	1.62%-1.96%
Expected dividend yield	0%	0%	0%	0%

Expected Term -  Because of limited employee share option exercises, the Company uses a simplified method in which the expected term of an award is presumed to be mid-point between the vesting date and the expiration date of the award. The expected term for all employee option grants is an average of 3.06 years.

Expected Volatility -  The Company estimates the volatility of its common stock by using the historical volatility of a group of comparable companies over the option's expected term. The decision to use historical volatility of comparable companies was based upon the fact there is limited history of trading activity of the Company's common stock.

Risk-Free Interest Rate -  The Company bases the risk-free interest rate used in the option valuation model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Expected Dividend Yield -  The Company does not anticipate paying any cash dividends in the foreseeable future.

Stock-based compensation expense included in operating expenses and total intrinsic value of stock options exercised are as follows:

Stock Option Activity

	Year ended August 31,			Three months ended November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Stock-based compensation costs for employee stock options	$1,478	$2,464	$3,624	$945	$913
Fair value changes of collaboration warrants	1,232	(555)	(314)	(178)	9
Total stock-based compensation costs included in operating expenses	$2,710	$1,909	$3,310	$767	$922
Intrinsic value of stock options exercised	$632	$3,573	$79	$79	$-

There were no stock options exercised during the three months ended November 30, 2013 (unaudited).

Stock Option Activity

The following summarizes the stock option transactions under the Equity Plans during the periods presented:

		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2011	2,597,285	$6.06
Options granted	623,645	12.77
Options exercised	(298,282)	2.11
Options forfeited	(144,140)	7.34
Options outstanding at August 31, 2012	2,778,508	7.92
Options granted	315,064	3.63
Options exercised	(23,832)	2.36
Options forfeited	(278,184)	7.87
Options outstanding at August 31, 2013	2,791,556	$7.49
Options granted (unaudited)	675,540	1.31
Options forfeited (unaudited)	(88,278)	10.25
Options outstanding at November 30, 2013 (unaudited)	3,378,818	$6.18

The following table summarizes information about stock options outstanding and exercisable at August 31, 2013:

		Average			Average
		Remaining	Weighted-	Number	Remaining	Weighted-
Range of	Number	Contractual	Average	Vested and	Contractual	Average
Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$1.95	415,331	2.26	$1.95	415,331	2.26	$1.95
$3.90 - $4.05	301,492	2.50	3.91	301,492	2.50	3.91
$6.75	808,211	5.29	6.75	761,705	5.20	6.75
$7.32	192,940	7.29	7.32	127,585	7.29	7.32
$16.77	160,536	7.78	16.77	72,990	7.76	16.77
$17.16	79,028	7.88	17.16	33,951	7.88	17.16
$12.71	36,442	8.29	12.71	12,454	8.22	12.71
$12.10	46,664	8.49	12.10	46,664	8.49	12.10
$13.00	444,817	8.49	13.00	-	-	-
$8.97	750	8.80	8.97	225	8.80	8.97
$6.66	11,666	8.98	6.66	-	-	-
$3.60 - $7.70	25,350	9.03	5.70	12,300	8.86	7.70
$3.94	24,000	9.25	3.94	-	-	-
$3.32	64,163	9.42	3.32	-	-	-
$3.49	1,500	9.44	3.49	-	-	-
$1.40 - $3.30	178,666	9.81	3.18	-	-	-
	2,791,556			1,784,697

No tax benefits were recorded on compensation costs recognized during the year ended August 31, 2013. The tax benefit realized from options exercised during the year ended August 31, 2012 was $32. No tax benefits were recorded on compensation costs recognized for the year ended August 31, 2011. As of August 31, 2013 and 2012, there were $5,389 and $8,189 of total unrecognized compensation cost related to stock options respectively. That cost is expected to be recognized over a weighted average 3.06 years. The Company's policy is to issue new shares for options exercised.

The following table summarizes information about stock options outstanding and exercisable at November 30, 2013 (unaudited):

		Average			Average
		Remaining	Weighted-	Number	Remaining	Weighted
Range of	Number	Contractual	Average	Vested and	Contractual	Average
Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$1.95	414,665	2.02	$1.95	414,665	2.02	$1.95
$3.90 - $4.05	301,491	2.25	3.91	301,491	2.25	3.91
$6.75	801,434	5.04	6.75	769,613	4.98	6.75
$7.32	185,731	7.04	7.32	134,387	7.04	7.32
$16.77	158,412	7.53	16.77	79,799	7.52	16.77
$17.16	67,138	7.63	17.16	32,326	7.63	17.16
$12.71	30,078	8.13	12.71	11,228	8.08	12.71
$12.10	46,664	8.24	12.10	46,664	8.24	12.10
$13.00	419,153	8.24	13.00	-	-	-
$8.97	250	8.55	8.97	90	8.55	8.97
$6.66	11,666	8.73	6.66	-	-	-
$3.60 - $7.70	24,100	8.79	5.60	7,300	8.76	5.87
$3.94	24,000	9.00	3.94	531	8.94	3.94
$3.32	58,330	9.17	3.32	-	-	-
$3.49	1,500	9.19	3.49	-	-	-
$1.40 - $3.30	158,666	9.56	3.16	-	-	-
$1.24 - $1.52	675,540	9.85	1.31	-	-	-
	3,378,818			1,798,094

No tax benefits have been recorded on compensation costs recognized for options exercised. As of November 30, 2013, there was $5,020 of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted average of 2.76 years. The Company's policy is to issue new shares for options exercised.

Restricted Stock Activity

The following summarizes the restricted stock transactions under the Equity Plans for the periods presented:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2011	833	$6.51
Restricted stock granted	45,100	12.16
Restricted stock vested	(833)	6.51
Restricted stock forfeited	(4,500)	12.71
Restricted stock outstanding and unvested at August 31, 2012	40,600	12.10
Restricted stock granted	288,375	5.24
Restricted stock vested	(19,100)	11.42
Restricted stock forfeited	(19,175)	8.81
Restricted stock outstanding and unvested at August 31, 2013	290,700	$5.55
Restricted stock granted (unaudited)	328,260	1.31
Restricted stock vested (unaudited)	(76,396)	5.64
Restricted stock forfeited (unaudited)	(23,167)	4.82
Restricted stock outstanding and unvested at November, 2013 (unaudited)	519,397	$3.11

As of August 31, 2012 and 2013 and November 30, 2013 (unaudited), there were $390, 1,064, and $1,015 of total unrecognized compensation cost related to restricted stock awards. The unrecognized cost of $1,015 at November 30, 2013 (unaudited) is expected to be recognized over a weighted average 1.82 years.

Stock Activity

During June 2013, the Company granted 60,000 shares of common stock under the 2011 Plan with a fair market value of $3.33 per share. The Company recorded $200 of expense in the year ended August 31, 2013 related to this stock grant